Schedule of Tax Benefit and Effective Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal benefit expected at statutory rate			$ (11,626)	$ (14,375)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%
State and local taxes, net of federal benefit			$ (2,526)	$ (3,429)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent			4.60%	5.00%
Stock-based compensation			$ 3,472	$ 3,894
Effective Income Tax Rate Reconciliation, Tax Expense (Benefit), Share-Based Payment Arrangement, Percent			(6.30%)	(5.70%)
Unearned revenue			$ (562)	$ (696)
Unearned revenue percentage			1.00%	1.00%
Interest expense			$ 62	$ 56
Interest expense percentage			(0.10%)	(0.10%)
Gain upon debt extinguishment				$ (760)
Gain upon debt extinguishment, percentage			0.00%	0.00%
Other differences, net			$ 678	$ (997)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent			(1.20%)	1.60%
Valuation allowance			$ 10,961	$ 14,959
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent			(19.80%)	(21.90%)
Other permanent differences			$ (237)	$ 285
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent			0.40%	(0.40%)
Income tax benefit and effective income tax rate	$ 41	$ 7	$ 222	$ (1,063)
Effective Income Tax Rate Reconciliation, Percent, Total	0.32%	0.04%	(0.40%)	1.60%